OPERATING LEASES AS LESSOR (Tables)	12 Months Ended
Jun. 30, 2013
Leases [Abstract]
Minimum Lease Payment to Be Received For Operating Leases [Table Text Block]
The minimum lease payments to be received in the next five years consist of the following:

Year ended June 30,	Minimum lease payments

2014	$1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	1,571,619